COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Operating Leases	As of December 31, 2018, future minimum lease commitments under these operating lease agreements are as follows:
Year	Amount
2019	477
2020	477
Total	$954